1. CORPORATE ORGANIZATION, NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Uninsured cash			$ 150,000	$ 0
Cash equivalents	$ 0		$ 0	0
Property and equipment estimated useful lives			3 to 7 years
Amortization of intangible asset			$ 561	561
Deferred revenue	70,724		77,514	75,323
Accrued warranty reserve			0	0
Research and development costs			1,772	3,459
Advertising costs			$ 81,278	$ 58,149
Patent amortization expense	$ 492	$ 280
Convertible Notes Payable [Member]
Potentially dilutive stock equivalents outstanding	12,274,762
Option Shares [Member]
Potentially dilutive stock equivalents outstanding	15,174,175
Warrant Shares [Member]
Potentially dilutive stock equivalents outstanding	5,817,950
Warrant Shares [Member]
Potentially dilutive stock equivalents outstanding			5,781,900	28,196,822
Option Shares [Member]
Potentially dilutive stock equivalents outstanding			15,216,664	19,917,007
Convertible Debt Shares [Member]
Potentially dilutive stock equivalents outstanding			19,846,181	6,123,370